Note 2 - Summary of Significant Accounting Policies (Details) - Property and Equipment, Estimated Useful Lives	12 Months Ended
Dec. 31, 2014
Technology Infrastructure [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property and Equipment, Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years
Computer Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property and Equipment, Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years
Furniture, Fixtures And Equipment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property and Equipment, Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years
Vehicles [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property and Equipment, Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years
Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property and Equipment, Estimated Useful Lives [Line Items]
Leasehold improvements	Shorter of the lease term or 5 years